Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet	The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022 is reconciled on the following table:
Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption, December 31, 2022	328,126,432
Less:
Redemption of Class A ordinary shares	(306,691,945)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	3,412,943
Class A ordinary shares subject to possible redemption, June 30, 2023	$24,847,430
The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:
Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption, December 31, 2022	$328,126,432